Intangible Assets, Net - Schedule Of Expected Future Amortization Expense Of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2027		$ 453,728,000
Claims Cost Recovery Rights [Member]
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2023	$ 121,008
2024	483,959	453,853
2025	483,907	453,780
2026	483,907	453,728
2027	483,907
Thereafter	1,197,019	1,094,214,000
Total	$ 3,253,707	$ 3,363,156	$ 84,218